Consolidated statements of cash flows - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Operating activities
Net income	€ 350,369	€ 327,758
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairment loss	400,687	362,376
Change in deferred taxes, net	(29,271)	53,960
(Gain) loss from the sale of fixed assets, right-of-use assets, investments and divestitures	17,709	(8,563)
Compensation expense related to share-based plans		1,380
Investments in equity method investees, net	(19,266)	20,894
Interest expense, net	104,219	107,848
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts and other receivables	(286,867)	(413,817)
Inventories	(82,230)	(141,258)
Other current and non-current assets	83,873	(70,828)
Accounts receivable from related parties	32,219	(18,700)
Accounts payable to related parties	14,736	54,840
Accounts payable, provisions and other current and non-current liabilities	83,290	(67,346)
Paid interest	(111,538)	(135,041)
Received interest	8,751	12,644
Income tax payable	53,048	69,244
Paid income taxes	(35,662)	(79,832)
Net cash provided by (used in) operating activities	584,067	75,559
Investing activities
Purchases of property, plant and equipment	(281,977)	(200,849)
Proceeds from sale of property, plant and equipment	1,444	1,911
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	(37,800)	(1,828,525)
Proceeds from divestitures	6,000	11,012
Net cash provided by (used in) investing activities	(312,333)	(2,016,451)
Financing activities
Proceeds from short-term debt	535,063	175,009
Repayments of short-term debt	(177,570)	(64,027)
Proceeds from short-term debt from related parties	498,811
Repayments of short-term debt from related parties		(81,500)
Proceeds from long-term debt	12,664	414,458
Repayments of long-term debt	(568,648)	(17,421)
Repayments of lease liabilities	(172,352)	(151,856)
Repayments of lease liabilities from related parties	(4,117)	(4,066)
Increase (decrease) of accounts receivable facility	270,936	584,185
Proceeds from exercise of stock options	415	148
Purchase of treasury stock	(216,123)	(89,446)
Distributions to noncontrolling interests	(61,806)	(54,873)
Contributions from noncontrolling interests	4,041	11,545
Net cash provided by (used in) financing activities	121,314	722,156
Effect of exchange rate changes on cash and cash equivalents	4,281	31,892
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	397,329	(1,186,844)
Cash and cash equivalents at beginning of period	1,007,723	2,145,632
Cash and cash equivalents at end of period	€ 1,405,052	€ 958,788